Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Subsidiaries
The Consolidated Financial Statements comprise the financial statements of Sequans Communications S.A., which is the ultimate parent of the group, and its subsidiaries and for the years ended December 31, 2018, 2017 and 2016:

Name	Country of incorporation	Year of incorporation	% equity interest
Sequans Communications Ltd.	United Kingdom	2005	100
Sequans Communications Inc.	United States	2008	100
Sequans Communications Ltd. Pte.	Singapore	2008	100
Sequans Communications Israel (2009) Ltd.	Israel	2010	100

Schedule of Average and Closing Exchange Rate for the U.S. Dollar
The table below sets forth, for the periods and dates indicated, the average and closing exchange rate for the U.S. dollar (USD) to the euro (EUR), the U.K. pound sterling (GBP), the Singapore dollar (SGD) and the New Israeli shekel (NIS):

	USD/EUR	USD/GBP	USD/SGD	USD/NIS
December 31, 2016
Average rate	1.1066	1.3555	0.7244	0.2605
Closing rate	1.0541	1.2312	0.6919	0.2604
December 31, 2017
Average rate	1.1293	1.2885	0.7244	0.2780
Closing rate	1.1993	1.3518	0.7484	0.2880
December 31, 2018
Average rate	1.1815	1.3356	0.7416	0.2782
Closing rate	1.1450	1.2800	0.7344	0.2665

Schedule of Useful Lives Most Commonly Used
The useful lives most commonly used are the following:

Machinery and equipment	3 to 5 years
Building and leasehold improvements	Lesser of 6 years or the life of the lease
Computer equipment	3 years
Furniture and office equipment	5 years
Property, plant and equipment include:

	Leasehold improvements	Plant and equipment	IT and office equipment	Total
	(in thousands)
Cost:
At January 1, 2016	$1,299	$25,167	$4,365	$30,831
Additions	34	2,549	78	2,661
Disposals	—	(345)	(643)	(988)
Exchange difference	(30)	(221)	(51)	(302)
At December 31, 2016	1,303	27,150	3,749	32,202
Additions	9	2,979	58	3,046
Disposals	(87)	(4,327)	(81)	(4,495)
Exchange difference	17	111	35	163
At December 31, 2017	1,242	25,913	3,761	30,916
Additions	34	2,248	80	2,362
Disposals	(30)	(70)	(203)	(303)
Reclassification	14	—	(14)	—
Exchange difference	(7)	(64)	(16)	(87)
At December 31, 2018	$1,253	$28,027	$3,608	$32,888
Depreciation and impairment:
At January 1, 2016	578	18,966	4,171	23,715
Depreciation charge for the year	214	2,678	189	3,081
Disposals	—	(346)	(641)	(987)
Exchange difference	(9)	(140)	(117)	(266)
At December 31, 2016	783	21,158	3,602	25,543
Depreciation charge for the year	226	2,405	129	2,760
Disposals	(87)	(4,327)	(81)	(4,495)
Reclassification	275	326	(601)	—
Exchange difference	16	60	40	116
At December 31, 2017	1,213	19,622	3,089	23,924
Depreciation charge for the year	188	2,705	167	3,060
Disposals	(18)	(70)	(203)	(291)
Reclassification	(418)	—	418	—
Exchange difference	(8)	(55)	(13)	(76)
At December 31, 2018	$957	$22,202	$3,458	$26,617
Net book value:
At January 1, 2016	$721	$6,201	$194	$7,116
At December 31, 2016	520	5,992	147	6,659
At December 31, 2017	29	6,291	672	6,992
At December 31, 2018	$296	$5,825	$150	$6,271